Other Receivables and Prepayments	6 Months Ended
Jun. 30, 2023
Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

6. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments as of June 30, 2023 and December 31, 2022 consisted of:

	June 30, 2023	December 31, 2022
	(Unaudited)
Prepaid research and development expenses	$240,103	$305,178
Prepaid insurance	207,643	47,833
Prepaid service fee	153,752	148,346
Rental deposits	111,985	16,296
Prepaid rental expenses	7,572	-
Other receivables	10,636	204,752
Others	16,903	21,603
	$748,594	$744,008